Schedule of revenues (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Disaggregation of Revenue [Line Items]
Revenues	$ 3,922,315	$ 5,075,868	$ 3,484,961
Sale of Robotics [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,189,787	4,127,904	2,374,119
Software Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 732,528	$ 947,964	$ 1,110,842